Shareholder Report, Average Annual Return (Details)	8 Months Ended		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000073498
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Comstock Capital Value Fund - Class AAA
C000002843
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Comstock Capital Value Fund - Class C
Average Annual Return, Percent	3.98%		3.05%	1.26%	(6.81%)
C000002844
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Comstock Capital Value Fund - Class I
C000002841
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Comstock Capital Value Fund - Class A
Average Annual Return, Percent	(1.05%)		(1.80%)	0.18%	(6.99%)
Without Sales Load [Member] | C000073498
Average Annual Return [Line Items]
Average Annual Return, Percent	5.23%		4.44%	1.47%	(6.39%)
Without Sales Load [Member] | C000002843
Average Annual Return [Line Items]
Average Annual Return, Percent	4.98%		4.05%	1.26%	(6.81%)
Without Sales Load [Member] | C000002844
Average Annual Return [Line Items]
Average Annual Return, Percent	5.05%		4.29%	1.52%	(6.21%)
Without Sales Load [Member] | C000002841
Average Annual Return [Line Items]
Average Annual Return, Percent	4.99%		4.19%	1.37%	(6.43%)
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.90%		25.02%	14.53%	13.10%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.90%		25.02%	14.53%	13.10%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.90%		25.02%	14.53%	13.10%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.90%		25.02%	14.53%	13.10%
Bloomberg US Government / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.39%		1.18%	(0.21%)	1.50%
MSCI USA Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.43%		14.34%	8.50%	8.78%
Bloomberg US Government / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.39%		1.18%	(0.21%)	1.50%
MSCI USA Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.43%		14.34%	8.50%	8.78%
Bloomberg US Government / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.39%		1.18%	(0.21%)	1.50%
MSCI USA Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.43%		14.34%	8.50%	8.78%
Bloomberg US Government / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.39%		1.18%	(0.21%)	1.50%
MSCI USA Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.43%		14.34%	8.50%	8.78%